                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6538

            Van Kampen Trust For Investment Grade Florida Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

PORTFOLIO OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)


PAR
AMOUNT
(000)       DESCRIPTION                                                                     COUPON     MATURITY       VALUE
            MUNICIPAL BONDS 152.7%
            FLORIDA    147.1%
$ 2,000     Bay Cnty, FL Wtr Sys Rev Rfdg (AMBAC Insd)                                       5.000 %   09/01/29   $   2,098,520
  4,500     Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj              5.000     04/01/34       4,512,150
  1,000     Broward Cnty, FL Hsg Fin Auth Multi-Family Hsg Rev Pembroke Pk Apts Proj (AMT)   5.650     10/01/28       1,012,290
  1,000     Broward Cnty, FL Sch Brd Ctf Partn Ser A (FSA Insd)                              5.000     07/01/22       1,046,850
  1,500     Broward Cnty, FL Sch Brd Ctf Partn Ser A (FSA Insd)                              5.000     07/01/29       1,563,435
  4,325     Broward Cnty, FL Wtr & Swr Util Rev Ser A (a)                                    5.000     10/01/26       4,542,937
  1,500     Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)                                   5.750     01/01/32       1,519,215
  5,250     Coral Gables, FL Hlth Fac Auth Hosp Rev Baptist Hlth South FL (FSA Insd)         5.000     08/15/29       5,449,395
    750     Dade Cnty, FL Ed Fac Auth Rev Exchanged From Univ of Miami Ser B (MBIA Insd)     5.750     04/01/20         767,827
    500     Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd)                                      5.250     10/01/26         516,680
  2,640     Daytona Beach, FL Util Sys Rev Ser D Rfdg (FSA Insd)                             5.250     11/15/15       2,870,815
  2,640     Daytona Beach, FL Util Sys Rev Ser D Rfdg (FSA Insd)                             5.250     11/15/16       2,865,878
  1,125     Deltona, FL Util Sys Rev (MBIA Insd)                                             5.250     10/01/22       1,215,461
    105     Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                                 5.950     07/01/20         111,323
  1,000     Escambia Cnty, FL Util Auth Util Sys Rev (FGIC Insd)                             5.250     01/01/29       1,046,910
  1,250     Florida Agric & Mechanical Univ Rev Student Apt Fac (MBIA Insd)                  6.500     07/01/23       1,253,212
    425     Florida Hsg Fin Agy Homeownership Mtg (AMT)                                      8.595     11/01/18         452,633
  2,750     Florida Hsg Fin Agy Hsg Willow Lake Apts Ser J-1 (AMT) (AMBAC Insd)              5.350     07/01/27       2,797,520
    630     Florida Hsg Fin Corp Rev Homeowner Mtg Ser 4 (AMT) (FSA Insd)                    6.250     07/01/22         648,327
  1,000     Florida Hsg Fin Corp Rev Hsg Wentworth II Apts Ser A (AMT) (AMBAC Insd)          5.375     11/01/29       1,021,670
  1,800     Florida Muni Ln Council Rev Ser A (MBIA Insd)                                    5.250     11/01/15       1,950,876
    960     Florida Muni Ln Council Rev Ser A (MBIA Insd)                                    5.250     11/01/17       1,036,330
  7,885     Florida Muni Ln Council Rev Ser A (MBIA Insd)                                    5.000     02/01/35       8,171,147
  1,500     Florida Muni Ln Council Rev Ser B (Prerefunded @ 11/01/09) (MBIA Insd)           5.750     11/01/29       1,636,530
  2,000     Florida Ports Fin Comm Rev St Trans Tr Fd (AMT) (MBIA Insd)                      5.375     06/01/27       2,055,300
  8,475     Florida Ports Fin Comm Rev St Trans Tr Fd Intermodal Pgm (AMT) (FGIC Insd)       5.500     10/01/29       8,966,974

  2,000     Florida St Brd of Ed Cap Outlay Pub Ed Ser C (Prerefunded @ 06/01/10)
            (FGIC Insd)                                                                      5.750     06/01/29           2,201,840
  1,600     Florida St Brd of Ed Cap Outlay Pub Ed Ser C Rfdg                                5.000     06/01/16           1,668,928
 12,775     Florida St Brd of Ed Cap Outlay Pub Ed Ser D Rfdg                                5.750     06/01/22          13,943,274
  2,000     Florida St Brd of Ed Lottery Rev Ser A (FGIC Insd)                               5.250     07/01/17           2,143,800
  5,000     Florida St Brd of Ed Lottery Rev Ser A (FGIC Insd)                               5.500     07/01/17           5,418,750
  4,500     Florida St Brd of Ed Pub Ed Ser A                                                5.000     06/01/32           4,659,435
  1,000     Florida St Brd of Ed Rev FL St Univ Hsg Fac Ser A (MBIA Insd)                    5.000     05/01/29           1,031,580
  4,735     Florida St Brd of Regt Hsg Rev Univ FL (FGIC Insd)                               5.500     07/01/28           5,167,021
  1,000     Florida St Correctional Privatization Commn Ctf Partn (MBIA Insd)                5.375     08/01/14           1,091,050
  2,360     Florida St Correctional Privatization Commn Ctf Partn (MBIA Insd) (a)            5.375     08/01/15           2,568,742
  3,000     Florida St Dept of Trans                                                         5.000     07/01/32           3,106,980
  6,000     Florida St Dept Trans Right of Way Ser A                                         5.250     07/01/21           6,561,240
  1,500     Florida St Div Bd Fin Dept Gen Svc Rev Dept Envrnmtl Preservtn 2000-A
            (AMBAC Insd)                                                                     5.000     07/01/11           1,549,605
  2,000     Florida St Div Bd Fin Dept Gen Svc Rev Dept Envrnmtl Protn Preservtn 2000-A
            (FGIC Insd)                                                                      5.250     07/01/12           2,133,160
  1,475     Florida St Tpk Auth Tpk Rev Dept of Trans Ser B                                  5.000     07/01/30           1,514,677
  1,635     Fort Myers, FL Util Rev Ser A Rfdg (FGIC Insd)                                   5.500     10/01/24           1,752,164
  2,500     Gainesville, FL Util Sys Rev Ser A (FSA Insd)                                    5.000     10/01/35           2,605,925
    500     Gainesville, FL Util Sys Rev (Escrowed to Maturity)                              8.125     10/01/14             581,030
  1,310     Gainesville, FL Util Sys Rev Ser A (FSA Insd) (a)                                5.250     10/01/19           1,428,411
    500     Gulf Breeze, FL Rev Loc Govt (FGIC Insd)                                         5.650     12/01/20             532,425
    730     Gulf Breeze, FL Rev Loc Govt (FGIC Insd)                                         5.750     12/01/20             777,209
  1,000     Gulf Breeze, FL Rev Loc Govt (FGIC Insd)                                         5.800     12/01/20           1,104,080
  2,000     Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Ser D                   5.000     11/15/35           2,031,580
  2,000     Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Ser D                   5.375     11/15/35           2,078,460
  3,000     Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist/Sunbelt Ser A                6.000     11/15/31           3,220,710
    750     Hillsborough Cnty, FL Assmt Rev Capacity Assmt Spl (FSA Insd)                    5.000     03/01/15             798,510
    750     Hillsborough Cnty, FL Assmt Rev Capacity Assmt Spl (FSA Insd)                    5.000     09/01/15             798,510
  1,000     Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj Ser B           5.250     10/01/28           1,034,020
  1,000     Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj Ser B           5.250     10/01/34           1,031,420
  1,000     Hillsborough Cnty, FL Port Dist Rev Tampa Port Auth Proj Ser A (AMT)
            (MBIA Insd)                                                                      5.375     06/01/27           1,055,460
  1,380     Hollywood, FL Cmnty Redev Agy Beach Cra                                          5.625     03/01/24           1,465,726
  2,000     Hollywood, FL Wtr & Swr Rev Impt & Rfdg (FSA Insd)                               5.000     10/01/21           2,114,180

  1,500     Jacksonville, FL Econ Dev Commn Indl Dev Rev Metro Pkg Solutions Proj
            (AMT) (ACA Insd)                                                                 5.500     10/01/30          1,575,015
  3,585     Jacksonville, FL Excise Tax Rev Ser B (AMBAC Insd)                               5.375     10/01/20          3,904,674
  2,000     Jacksonville, FL Sales Tax Rev Better Jacksonville (MBIA Insd)                   5.250     10/01/20          2,180,780
  2,000     Jacksonville, FL Sales Tax Rev Better Jacksonville (MBIA Insd)                   5.250     10/01/21          2,166,300
  2,500     Jea, FL Elec Sys Rev Ser 3 A (FSA Insd)                                          5.000     10/01/41          2,576,025
  2,000     Jea, FL Wtr & Swr Sys Rev Ser A (FGIC Insd)                                      5.000     10/01/20          2,123,100
  2,000     Jea, FL Wtr & Swr Sys Rev Ser A (FGIC Insd)                                      5.000     10/01/21          2,114,180
  2,250     Jea, FL Wtr & Swr Sys Rev Ser A (MBIA Insd)                                      5.375     10/01/30          2,295,495
  7,000     Lakeland, FL Elec & Wtr Rev (Escrowed to Maturity) (a)                               *     10/01/13          5,209,820
  2,230     Lakeland, FL Elec & Wtr Rev (Escrowed to Maturity)                               5.750     10/01/19          2,412,503
  2,000     Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys                                 5.500     11/15/32          2,089,280
  1,250     Lee Cnty, FL Hsg Fin Auth Single Family Mtg Rev Multi-Cnty Pgm Ser A
            (AMT) (GNMA Collateralized) (b)                                                  5.000     03/01/39          1,251,038
  1,000     Lee Cnty, FL Arpt Rev Ser A (AMT) (FSA Insd)                                     5.750     10/01/22          1,074,340
  3,185     Lee Cnty, FL Arpt Rev Ser B (Prerefunded @ 10/01/10) (FSA Insd)                  5.750     10/01/33          3,517,259
  1,000     Leesburg, FL Hosp Rev Leesburg Regl Med Ctr Proj                                 5.500     07/01/32          1,032,370
  3,200     Leesburg, FL Util Rev (FGIC Insd)                                                5.000     10/01/34          3,324,512
  1,190     Manatee Cnty, FL Pub Util Rev Impt & Rfdg (MBIA Insd)                            5.125     10/01/19          1,282,058
  1,600     Manatee Cnty, FL Pub Util Rev Impt & Rfdg (MBIA Insd)                            5.125     10/01/21          1,710,128
    650     Marion Cnty, FL Hosp Dist Rev Hlth Sys Munroe Reg Impt & Rfdg                    5.500     10/01/29            670,833
  2,135     Marion Cnty, FL Sch Brd Ctf (FSA Insd)                                           5.250     06/01/19          2,312,226
  1,460     Miami Beach, FL Stormwtr Rev (FGIC Insd) (a)                                     5.750     09/01/14          1,604,219
  1,045     Miami Beach, FL Stormwtr Rev (FGIC Insd)                                         5.750     09/01/15          1,148,225
  3,000     Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AMT) (FGIC Insd)               5.375     10/01/32          3,127,980
  4,000     Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt Ser A (AMT) (CIFG Insd)         5.000     10/01/38          4,062,600
    870     Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt Ser B (FGIC Insd)               5.450     10/01/15            939,269
  3,000     Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt Ser B (FGIC Insd)               5.750     10/01/29          3,266,010
  2,000     Miami-Dade Cnty, FL Aviation Ser A (AMT) (FSA Insd)                              5.000     10/01/33          2,032,160
  2,000     Miami-Dade Cnty, FL Ed Fac Auth Rev Ser A (AMBAC Insd)                           5.750     04/01/29          2,171,040
  2,000     Miami-Dade Cnty, FL Pub Fac Rev Jackson Hlth Sys Ser A (MBIA Insd)               5.000     06/01/31          2,066,160
  2,500     Miami-Dade Cnty, FL Sch Brd Ctf Partn Rfdg (FGIC Insd)                           5.250     10/01/20          2,671,350
    390     North Broward, FL Hosp Dist Rev Impt                                             6.000     01/15/31            414,648
  3,860     North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 01/15/11)                    6.000     01/15/31          4,310,230
  1,980     Northern Palm Beach Cnty Impt Dist FL Wtr Ctl Unit Dev 9A Impt & Rfdg
            (MBIA Insd) (a)                                                                  5.250     08/01/18          2,150,359

  1,000    Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC Insd)                                            *      10/01/12       777,040
  1,000    Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC Insd)                                            *      10/01/13       741,460
  1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp Orlando Regl Hlthcare Ser B                      5.125      11/15/39     1,028,690
  1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp Regl Hlthcare Sys Ser E                          6.000      10/01/26     1,051,850
  1,000    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj Ser A
           (Acquired 06/19/95, Cost $1,000,000) (c)                                                7.000      10/01/25     1,079,600
  1,000    Orange Cnty, FL Sales Tax Rev Ser A Rfdg (FGIC Insd)                                    5.125      01/01/20     1,072,100
  1,500    Orlando & Orange Cnty Expwy Auth FL Expwy Rev Jr Lien (FGIC Insd)                       5.000      07/01/28     1,537,365
  1,500    Orlando, FL Util Commn Wtr & Elec Rev Ser A Rfdg                                        5.000      10/01/22     1,581,870
  1,000    Osceola Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd)                                         5.125      06/01/22     1,063,450
  2,000    Osceola Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd)                                         5.250      06/01/27     2,128,000
  2,000    Osceola Cnty, FL Trans Rev Osceola Pkwy Proj Impt & Rfdg (MBIA Insd)                    5.000      04/01/21     2,121,600
  1,000    Palm Beach Cnty, FL Sch Brd Ctf Partn Ser A (Prerefunded @ 08/01/10) (FGIC Insd)        5.875      08/01/21     1,107,620
  1,500    Palm Beach Cnty, FL Sch Brd Ctf Partn Ser D (FSA Insd)                                  5.250      08/01/18     1,615,725
  1,000    Palm Coast, FL Util Sys Rev (MBIA Insd)                                                 5.250      10/01/20     1,090,390
  1,000    Palm Coast, FL Util Sys Rev (MBIA Insd)                                                 5.250      10/01/21     1,083,150
  1,705    Pembroke Pines, FL Charter Sch Ser A (MBIA Insd) (a)                                    5.375      07/01/14     1,864,094
  1,000    Pembroke Pines, FL Cons Util Sys Rev (Escrowed to Maturity) (FGIC Insd)                 6.250      09/01/11     1,099,110
  1,500    Pensacola, FL Arpt Rev Ser A Rfdg (AMT) (MBIA Insd)                                     6.000      10/01/12     1,607,805
  1,565    Pensacola, FL Arpt Rev Ser A Rfdg (AMT) (MBIA Insd)                                     6.125      10/01/18     1,682,798
    500    Polk Cnty, FL Sch Brd Ctf Partn Master Lease Ser A (FSA Insd)                           5.500      01/01/25       539,130
  1,750    Polk Cnty, FL Util Sys Rev (FGIC Insd)                                                  5.250      10/01/20     1,908,183
  4,000    Port Saint Lucie, FL (MBIA Insd)                                                        5.000      07/01/32     4,173,840
  1,000    Port Saint Lucie, FL Util Rev (MBIA Insd)                                               5.000      09/01/23     1,054,120
  1,450    Port Saint Lucie, FL Util Rev (MBIA Insd)                                               5.000      09/01/22     1,529,054
  1,000    Port Saint Lucie, FL Util Rev Impt & Rfdg Ser A (MBIA Insd)                             5.125      09/01/27     1,021,730
  2,265    Reedy Creek Impt Dist FL Ser A (MBIA Insd)                                              5.000      06/01/23     2,385,045
  1,835    Saint Lucie Cnty, FL Sales Tax Rev Impt & Rfdg (MBIA Insd) (a)                          5.250      10/01/19     2,000,866
  2,000    Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA Insd)                                       5.000      07/01/21     2,098,860
  1,000    Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA Insd)                                       5.000      07/01/23     1,046,220
  1,420    Sebring, FL Wtr & Wastewtr Rev Rfdg (FGIC Insd)                                         5.250      01/01/19     1,537,420
  1,000    Seminole Cnty, FL Sales Tax Rev (Prerefunded @ 10/01/11) (FGIC Insd)                    5.000      10/01/31     1,081,720
  1,000    South Lake Cnty Hosp Dist FL South Lake Hosp Inc                                        6.375      10/01/28     1,082,290

  1,500     South Miami, FL Hlth Fac Auth Hosp Rev Baptist Hlth (AMBAC Insd)                 5.250     11/15/33           1,577,490
  1,000     Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj                       6.375     12/01/30           1,070,920
  1,750     Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser A                                  5.750     07/01/19           1,836,643
  1,800     Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser A                                  5.750     07/01/29           1,869,390
  1,000     Tampa, FL Occupational License Ser A Rfdg (FGIC Insd)                            5.375     10/01/15           1,093,780
  1,000     Tampa, FL Util Tax & Spl Rev Ser A Rfdg (AMBAC Insd)                             5.250     10/01/20           1,092,110
  2,390     University Cent FL Assn Inc FL Ctf Partn Ser A (FGIC Insd) (a)                   5.125     10/01/22           2,542,817
  2,750     University Cent FL Assn Inc FL Ctf Partn Ser A (FGIC Insd)                       5.000     10/01/35           2,844,655
  1,500     University Cent FL Ctf Partn UCF Convocation Corp Ser A (FGIC Insd)              5.000     10/01/35           1,554,015
  1,000     Village Ctr Cmnty Dev Dist FL Recreational Rev Ser A (MBIA Insd)                 5.200     11/01/25           1,065,710
  2,500     Village Ctr Cmnty Dev Dist FL Recreational Rev Ser A (MBIA Insd)                 5.125     11/01/36           2,627,500
  2,000     Village Ctr Cmnty Dev Dist FL Util Rev (MBIA Insd)                               5.250     10/01/23           2,166,320
  1,000     Village Ctr Cmnty Dev Dist FL Util Rev (Escrowed to Maturity) (FGIC Insd)        6.000     11/01/18           1,175,570
  1,000     Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero Ser A                  5.750     10/15/29           1,024,910
  3,250     Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Rfdg (Radian Insd)          5.000     10/15/35           3,319,973
  3,000     West Orange Hlthcare Dist FL Ser A                                               5.800     02/01/31           3,150,330
    820     West Palm Beach, FL Cmnty Redev Agy Northwood Pleasant Cmnty Redev               5.000     03/01/35             829,487
                                                                                                                      -------------
                                                                                                                        292,720,108
                                                                                                                      -------------

            PUERTO RICO 3.6%
  2,000     Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser W Rfdg                           5.500     07/01/15           2,203,700
  4,000     Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)                6.250     07/01/21           4,952,000
                                                                                                                      -------------
                                                                                                                          7,155,700
                                                                                                                      -------------

            U. S. VIRGIN ISLANDS    2.0%
  1,500     Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                     6.375     10/01/19           1,670,250
  1,000     Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (d)                 6.500     10/01/24           1,110,460
  1,000     Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (ACA Insd)          6.125     10/01/29           1,097,360
                                                                                                                      -------------
                                                                                                                          3,878,070
                                                                                                                      -------------

TOTAL INVESTMENTS    152.7%
   (Cost $285,952,497)                                                                                                  303,753,878

OTHER ASSETS IN EXCESS OF LIABILITIES    0.7%                                                                             1,375,803

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (53.4%)                                                          (106,202,197)
                                                                                                                      -------------

NET ASSETS APPLICABLE TO COMMON SHARES   100.0%                                                                       $ 198,927,484
                                                                                                                      -------------


               Percentages are calculated as a percentage of net assets applicable to common shares.

*              Zero coupon bond

(a)            The Trust owns 100% of the outstanding bond issuance.

(b)            Security purchased on a when-issued or delayed delivery  basis.

(c) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.5% of net assets applicable to common shares.

(d) All or a portion of this security has been physically segregated in connection with open futures contracts.

ACA          - American Capital Access
AMBAC        - AMBAC Indemnity Corp.
AMT          - Alternative Minimum Tax
CIFG         - CDC IXIS Financial Guaranty
FGIC         - Financial Guaranty Insurance Co.
FSA          - Financial Security Assurance Inc.
GNMA         - Government National Mortgage Association
MBIA         - Municipal Bond Investors Assurance Corp.
Radian       - Radian Asset Assurance


FUTURE CONTRACTS OUTSTANDING AS OF JANUARY 31, 2006:


                                                                               UNREALIZED
                                                                              APPRECIATION
SHORT CONTRACTS:                                                 CONTRACTS    DEPRECIATION
               U.S. Treasury Notes 5-Year Futures,
               March 2006 (Current Notional Value $105,734
               per contract)                                        181         $ 72,476
                                                                  -------       --------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade Florida Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: March 22, 2006